UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2019

Semiannual Report

to Shareholders

DWS Capital Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Manager
7	Portfolio Summary
9	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets

18	Financial Highlights
24	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Account Management Resources
43	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Capital Growth Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief Investment Officer (“CIO”) believes that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insights” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Capital Growth Fund	|	3

Performance Summary	March 31, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
Unadjusted for Sales Charge	–2.09%	13.81%	12.95%	15.41%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–7.72%	7.27%	11.62%	14.73%
Russell 1000® Growth Index†	–2.34%	12.75%	13.50%	17.52%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
Unadjusted for Sales Charge	–2.52%	12.92%	12.03%	14.49%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.34%	12.92%	12.03%	14.49%
Russell 1000® Growth Index†	–2.34%	12.75%	13.50%	17.52%

Class R	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
No Sales Charges	–2.27%	13.28%	12.48%	14.99%
Russell 1000® Growth Index†	–2.34%	12.75%	13.50%	17.52%

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 3/31/19
No Sales Charges		–1.93%	14.17%	12.46%
Russell 1000® Growth Index†		–2.34%	12.75%	12.97%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
No Sales Charges	–1.97%	14.10%	13.24%	15.71%
Russell 1000® Growth Index†	–2.34%	12.75%	13.50%	17.52%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
No Sales Charges	–1.98%	14.06%	13.23%	15.74%
Russell 1000® Growth Index†	–2.34%	12.75%	13.50%	17.52%

4	|	DWS Capital Growth Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019 are 0.94%, 1.72%, 1.43%, 0.63%, 0.70% and 0.71% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

DWS Capital Growth Fund	|	5

*	Class R6 shares commenced operations on August 25, 2014.

†

The Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000® Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class

Net Asset Value
3/31/19	$76.43	$63.66	$74.80	$76.93	$77.31	$77.19
9/30/18	$90.54	$77.82	$89.03	$91.20	$91.55	$91.43

Distribution Information as of 3/31/19
Income Dividends, Six Months	$—	$—	$—	$.24	$.19	$.18
Capital Gain Distributions, Six Months	$10.97	$10.97	$10.97	$10.97	$10.97	$10.97

6	|	DWS Capital Growth Fund

Portfolio Manager

Sebastian P. Werner, PhD, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich -Winkel while earning his PhD.

–	Portfolio Manager for Global and US Growth Equities: New York.

–

MBA in International Management from the Thunderbird School of Global Management; Masters Degree (“Diplom-Kaufmann”) and PhD in Finance (“Dr.rer.pol.”) from the European Business School, Oestrich-Winkel.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/19	9/30/18
Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	3/31/19	9/30/18
Information Technology	33%	33%
Consumer Discretionary	14%	14%
Communication Services	14%	15%
Health Care	14%	14%
Industrials	11%	10%
Financials	7%	7%
Consumer Staples	3%	3%
Real Estate	2%	2%
Materials	1%	1%
Energy	1%	1%
	100%	100%

DWS Capital Growth Fund	|	7

Ten Largest Equity Holdings at March 31, 2019 (39.8% of Net Assets)
1	Microsoft Corp.	6.7%
	Develops, manufactures, licenses, sells and supports software products
2	Apple, Inc.	5.4%
	Designs, manufactures and markets personal computers and related computing and mobile-communication devices
3	Amazon.com, Inc.	4.9%
	Online retailer offering a wide range of products
4	Alphabet, Inc.	4.8%
	Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
5	Visa, Inc.	3.9%
	Operates a retail electronic payments network and manages global financial services
6	Progressive Corp.	3.0%
	Provider of property and casualty insurance
7	Thermo Fisher Scientific, Inc.	2.9%
	Manufacturer of measurement instruments that monitor, collect, and analyze information for various industries
8	Becton, Dickinson & Co.	2.9%
	Provider of medical supplies and devices
9	Boeing Co.	2.7%
	Manufacturer of jet aircraft
10	Home Depot, Inc.	2.6%
	Home improvement retailer that sells building materials and home improvement products

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

8	|	DWS Capital Growth Fund

Investment Portfolio	as of March 31, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 98.7%
Communication Services 13.8%

Entertainment 6.4%

Activision Blizzard, Inc.	390,657	17,786,613

Live Nation Entertainment, Inc.*	153,388	9,746,274

Netflix, Inc.*	59,034	21,049,163

Spotify Technology SA*	163,802	22,735,718

Walt Disney Co.	233,976	25,978,355

		97,296,123

Interactive Media & Services 5.8%

Alphabet, Inc. “A”*	32,189	37,882,912

Alphabet, Inc. “C”*	29,643	34,780,429

Facebook, Inc. “A”*	87,177	14,531,534

		87,194,875

Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	353,084	24,398,104

Consumer Discretionary 14.0%

Hotels, Restaurants & Leisure 2.6%

Las Vegas Sands Corp.	134,767	8,215,397

McDonald’s Corp.	160,647	30,506,865

		38,722,262

Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	42,006	74,802,184

Multiline Retail 1.1%
Dollar General Corp.	142,353	16,982,713

Specialty Retail 4.6%

Burlington Stores, Inc.*	105,364	16,508,431

CarMax, Inc.*	207,389	14,475,752

Home Depot, Inc.	201,484	38,662,765

		69,646,948

Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica, Inc.*	71,373	11,695,894

Consumer Staples 3.3%

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	71,491	17,310,831

Food Products 1.5%
Mondelez International, Inc. “A”	449,450	22,436,544

Personal Products 0.6%
Estee Lauder Companies, Inc. “A”	57,858	9,578,392

The accompanying notes are an integral part of the financial statements.

DWS Capital Growth Fund	|	9

	Shares	Value ($)
Energy 0.5%

Oil, Gas & Consumable Fuels
Concho Resources, Inc.	74,030	8,214,369

Financials 7.5%

Banks 1.1%
SVB Financial Group*	76,267	16,958,730

Capital Markets 2.4%

Charles Schwab Corp.	307,860	13,164,094

Intercontinental Exchange, Inc.	309,173	23,540,432

		36,704,526

Consumer Finance 1.0%
American Express Co.	139,414	15,237,950

Insurance 3.0%
Progressive Corp.	620,882	44,759,383

Health Care 13.7%

Biotechnology 3.3%

Alexion Pharmaceuticals, Inc.*	128,820	17,413,888

Biogen., Inc.*	21,535	5,090,443

BioMarin Pharmaceutical, Inc.*	87,077	7,735,050

Celgene Corp.*	160,028	15,097,041

Exact Sciences Corp.*	46,938	4,065,770

		49,402,192

Health Care Equipment & Supplies 5.6%

Becton, Dickinson & Co.	172,797	43,152,595

Danaher Corp.	178,586	23,576,923

Inogen, Inc.*	51,746	4,935,016

The Cooper Companies, Inc.	45,352	13,431,902

		85,096,436

Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.	158,819	43,471,937

Pharmaceuticals 1.9%

Bristol-Myers Squibb Co.	108,069	5,155,972

Zoetis, Inc.	234,328	23,589,800

		28,745,772

Industrials 10.9%

Aerospace & Defense 3.6%

Boeing Co.	106,859	40,758,160

TransDigm Group, Inc.*	29,107	13,214,287

		53,972,447

Electrical Equipment 1.6%
AMETEK, Inc.	291,766	24,207,825

The accompanying notes are an integral part of the financial statements.

10	|	DWS Capital Growth Fund

	Shares	Value ($)

Industrial Conglomerates 1.5%
Roper Technologies, Inc.	68,120	23,294,996

Machinery 0.7%
Parker-Hannifin Corp.	64,137	11,007,192

Professional Services 2.3%

TransUnion	240,349	16,064,927

Verisk Analytics, Inc.	139,647	18,573,051

		34,637,978

Road & Rail 1.2%

Lyft, Inc. “A”	22,476	1,759,646

Norfolk Southern Corp.	86,629	16,190,094

		17,949,740

Information Technology 32.4%

IT Services 8.6%

Cognizant Technology Solutions Corp. “A”	302,772	21,935,832

Fiserv, Inc.*	170,235	15,028,346

FleetCor Technologies, Inc.*	52,104	12,848,325

Global Payments, Inc.	160,635	21,929,890

Visa, Inc. “A”	374,770	58,535,326

		130,277,719

Semiconductors & Semiconductor Equipment 2.5%

Analog Devices, Inc.	150,341	15,826,397

NVIDIA Corp.	119,022	21,371,590

		37,197,987

Software 15.4%

2U, Inc.*	126,603	8,969,823

Adobe, Inc.*	101,168	26,960,260

DocuSign, Inc.*	68,431	3,547,463

Intuit, Inc.	86,526	22,618,762

Microsoft Corp.	863,902	101,888,602

Nuance Communications, Inc.*	532,046	9,007,539

salesforce.com, Inc.*	192,660	30,511,564

ServiceNow, Inc.*	60,212	14,841,656

Synopsys, Inc.*	122,494	14,105,184

		232,450,853

Technology Hardware, Storage & Peripherals 5.9%

Apple, Inc.	433,616	82,365,359

Pure Storage, Inc. “A”*	327,081	7,127,095

		89,492,454

Materials 0.7%

Construction Materials
Vulcan Materials Co.	85,280	10,097,152

The accompanying notes are an integral part of the financial statements.

DWS Capital Growth Fund	|	11

	Shares	Value ($)
Real Estate 1.9%

Equity Real Estate Investment Trusts (REITs)

Digital Realty Trust, Inc.	137,527	16,365,713

Prologis, Inc.	171,317	12,326,258

		28,691,971
Total Common Stocks (Cost $792,203,593)		1,491,934,479

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.47% (a) (Cost $16,327,464)	16,327,464	16,327,464

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $808,531,057)	99.8	1,508,261,943
Other Assets and Liabilities, Net	0.2	2,850,942

Net Assets	100.0	1,511,112,885

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 9/30/2018	Pur- chases Cost ($)	Sales Proceeds ($)		Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral —%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 2.36% (a) (b)
4,407,106	—	4,407,106	(c)	—	—	2,749	—	—	—
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.47% (a)
21,926,729	97,231,840	102,831,105		—	—	238,916	—	16,327,464	16,327,464
26,333,835	97,231,840	107,238,211		—	—	241,665	—	16,327,464	16,327,464

*	Non-income producing security.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.

The accompanying notes are an integral part of the financial statements.

12	|	DWS Capital Growth Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,491,934,479	$—	$—	$1,491,934,479
Short-Term Investments	16,327,464	—	—	16,327,464
Total	$1,508,261,943	$—	$—	$1,508,261,943

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Capital Growth Fund	|	13

Statement of Assets and Liabilities

as of March 31, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $792,203,593)	$1,491,934,479
Investment in DWS Central Cash Management Government Fund (cost $16,327,464)	16,327,464
Cash	10,000
Receivable for investments sold	6,419,101
Receivable for Fund shares sold	72,625
Dividends receivable	323,478
Interest receivable	23,192
Other assets	56,611
Total assets	1,515,166,950

Liabilities
Payable for investments purchased	1,618,272
Payable for Fund shares redeemed	1,032,941
Accrued management fee	588,765
Accrued Trustees’ fees	22,087
Other accrued expenses and payables	792,000
Total liabilities	4,054,065
Net assets, at value	$1,511,112,885

Net Assets Consist of
Distributable earnings (loss)	736,682,138
Paid-in capital	774,430,747
Net assets, at value	$1,511,112,885

The accompanying notes are an integral part of the financial statements.

14	|	DWS Capital Growth Fund

Statement of Assets and Liabilities as of March 31, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($633,699,648 ÷ 8,291,690 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$76.43

Maximum offering price per share (100 ÷ 94.25 of $76.43)	$81.09
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($15,209,885 ÷ 238,908 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$63.66
Class R

Net Asset Value, offering and redemption price per share ($5,587,821 ÷ 74,706 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$74.80
Class R6

Net Asset Value, offering and redemption price per share ($2,107,404 ÷ 27,393 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$76.93
Class S

Net Asset Value, offering and redemption price per share ($801,089,879 ÷ 10,362,467 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$77.31
Institutional Class

Net Asset Value, offering and redemption price per share ($53,418,248 ÷ 692,053 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$77.19

The accompanying notes are an integral part of the financial statements.

DWS Capital Growth Fund	|	15

Statement of Operations

for the six months ended March 31, 2019 (Unaudited)

Investment Income
Income:

Dividends	$7,915,579
Interest	18,894
Income distributions — DWS Central Cash Management Government Fund	238,916
Securities lending income, net of borrower rebates	2,749
Total income	8,176,138
Expenses:

Management fee	3,354,569
Administration fee	723,022
Services to shareholders	847,421
Distribution and service fees	775,437
Custodian fee	7,273
Professional fees	59,685
Reports to shareholders	45,663
Registration fees	35,735
Trustees’ fees and expenses	39,357
Other	43,436
Total expenses	5,931,598
Net investment income	2,244,540

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	35,330,415
Change in net unrealized appreciation (depreciation) on investments	(79,833,504)
Net gain (loss)	(44,503,089)
Net increase (decrease) in net assets resulting from operations	$(42,258,549)

The accompanying notes are an integral part of the financial statements.

16	|	DWS Capital Growth Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Operations:

Net investment income (loss)	$2,244,540	$1,933,571
Net realized gain (loss)	35,330,415	195,746,114
Change in net unrealized appreciation (depreciation)	(79,833,504)	142,580,709
Net increase (decrease) in net assets resulting from operations	(42,258,549)	340,260,394
Distributions to shareholders:

Class A	(81,429,085)	(51,265,071)

Class C	(2,442,781)	(2,033,354)

Class R	(775,961)	(681,237)
Class R6	(261,966)	(70,412)
Class S	(104,547,463)	(66,169,384)
Institutional Class	(7,521,432)	(5,219,548)
Total distributions	(196,978,688)	(125,439,006)
Fund share transactions:

Proceeds from shares sold	23,401,447	69,892,831
Reinvestment of distributions	187,301,787	118,928,322
Payments for shares redeemed	(105,584,701)	(225,699,337)
Net increase (decrease) in net assets from Fund share transactions	105,118,533	(36,878,184)
Increase (decrease) in net assets	(134,118,704)	177,943,204
Net assets at beginning of period	1,645,231,589	1,467,288,385

Net assets at end of period	$1,511,112,885	$1,645,231,589

The accompanying notes are an integral part of the financial statements.

DWS Capital Growth Fund	|	17

Financial Highlights

	Six Months Ended 3/31/19		Years Ended September 30,
Class A	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$90.54		$79.22		$71.34	$71.63	$79.28	$70.56
Income (loss) from investment operations:

Net investment income (loss)[a]	.07		(.00	)***	.29	.16	.20	.10
Net realized and unrealized gain (loss)	(3.21)		18.16		13.10	7.46	3.29	13.31
Total from investment operations	(3.14)		18.16		13.39	7.62	3.49	13.41
Less distributions from:

Net investment income	—		(.32)		(.17)	(.19)	(.10)	(.21)
Net realized gains	(10.97)		(6.52)		(5.34)	(7.72)	(11.04)	(4.48)
Total distributions	(10.97)		(6.84)		(5.51)	(7.91)	(11.14)	(4.69)
Net asset value, end of period	$76.43		$90.54		$79.22	$71.34	$71.63	$79.28
Total Return (%)[b]	(2.09	)**	24.46		20.13	11.13	4.78	19.65

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	634		683		607	573	579	604
Ratio of expenses (%)	.95	*	.94		.96	.97	.97	.98
Ratio of net investment income (loss) (%)	.18	*	(.00	)****	.40	.24	.27	.14
Portfolio turnover rate (%)	6	**	27		17	33	44	41

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

****	Amount is less than .005%.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Capital Growth Fund

	Six Months Ended 3/31/19		Years Ended September 30,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$77.82		$69.19	$63.34	$64.74	$73.12	$65.72
Income (loss) from investment operations:

Net investment income (loss)[a]	(.23)		(.55)	(.31)	(.36)	(.37)	(.46)
Net realized and unrealized gain (loss)	(2.96)		15.70	11.50	6.68	3.03	12.34
Total from investment operations	(3.19)		15.15	11.19	6.32	2.66	11.88
Less distributions from:
Net realized gains	(10.97)		(6.52)	(5.34)	(7.72)	(11.04)	(4.48)
Net asset value, end of period	$63.66		$77.82	$69.19	$63.34	$64.74	$73.12
Total Return (%)[b]	(2.52	)**	23.51	19.09	10.20	3.95	18.70

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15		19	23	27	28	27
Ratio of expenses (%)	1.83	*	1.72	1.84	1.79	1.78	1.78
Ratio of net investment income (loss) (%)	(.71	)*	(.78)	(.48)	(.58)	(.53)	(.66)
Portfolio turnover rate (%)	6	**	27	17	33	44	41

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Capital Growth Fund	|	19

	Six Months Ended 3/31/19		Years Ended September 30,
Class R	(Unaudited)		2018	2017		2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$89.03		$78.07	$70.48		$70.94	$78.80	$70.24
Income (loss) from investment operations:

Net investment income (loss)[a]	(.07)		(.39)	(.00	)***	(.11)	(.10)	(.20)
Net realized and unrealized gain (loss)	(3.19)		17.87	12.93		7.37	3.28	13.24
Total from investment operations	(3.26)		17.48	12.93		7.26	3.18	13.04
Less distributions from:
Net realized gains	(10.97)		(6.52)	(5.34)		(7.72)	(11.04)	(4.48)
Net asset value, end of period	$74.80		$89.03	$78.07		$70.48	$70.94	$78.80
Total Return (%)	(2.27	)**	23.84	19.66		10.67	4.35	19.18

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	9		7	7	7
Ratio of expenses (%)	1.32	*	1.43	1.37		1.37	1.37	1.38
Ratio of net investment income (loss) (%)	(.20	)*	(.49)	(.01)		(.16)	(.13)	(.26)
Portfolio turnover rate (%)	6	**	27	17		33	44	41

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005

The accompanying notes are an integral part of the financial statements.

20	|	DWS Capital Growth Fund

Six Months Ended 3/31/19		Years Ended September 30,				Period Ended
Class R6	(Unaudited)	2018	2017	2016	2015	9/30/14[a]

Selected Per Share Data
Net asset value, beginning of period	$91.20	$79.77	$71.80	$72.01	$79.89	$80.34
Income (loss) from investment operations:

Net investment income (loss)[b]	.19	.25	.52	.38	.18	.08
Net realized and unrealized gain (loss)	(3.25)	18.28	13.17	7.48	3.40	(.53)
Total from investment operations	(3.06)	18.53	13.69	7.86	3.58	(.45)
Less distributions from:

Net investment income	(.24)	(.58)	(.38)	(.35)	(.42)	—
Net realized gains	(10.97)	(6.52)	(5.34)	(7.72)	(11.04)	—
Total distributions	(11.21)	(7.10)	(5.72)	(8.07)	(11.46)	—
Net asset value, end of period	$76.93	$91.20	$79.77	$71.80	$72.01	$79.89
Total Return (%)	(1.93)**	24.85	20.51	11.44	4.85	(.56	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	1	.3	.01	.01
Ratio of expenses (%)	.63 *	.63	.65	.67	.77	.60	*
Ratio of net investment income (loss) (%)	.50 *	.30	.70	.54	.25	1.02	*
Portfolio turnover rate (%)	6 **	27	17	33	44	41	[c]

[a]	For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2014.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Capital Growth Fund	|	21

	Six Months Ended 3/31/19	Years Ended September 30,
Class S	(Unaudited)	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$91.55	$80.05	$72.05	$72.29	$79.94	$71.12
Income (loss) from investment operations:

Net investment income (loss)[a]	.16	.20	.48	.35	.41	.30
Net realized and unrealized gain (loss)	(3.24)	18.36	13.22	7.53	3.30	13.41
Total from investment operations	(3.08)	18.56	13.70	7.88	3.71	13.71
Less distributions from:

Net investment income	(.19)	(.54)	(.36)	(.40)	(.32)	(.41)
Net realized gains	(10.97)	(6.52)	(5.34)	(7.72)	(11.04)	(4.48)
Total distributions	(11.16)	(7.06)	(5.70)	(8.12)	(11.36)	(4.89)
Net asset value, end of period	$77.31	$91.55	$80.05	$72.05	$72.29	$79.94
Total Return (%)	(1.97)**	24.77	20.43	11.42	5.04	19.97

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	801	873	771	697	693	716
Ratio of expenses (%)	.70 *	.70	.71	.71	.71	.72
Ratio of net investment income (loss) (%)	.43 *	.24	.65	.49	.53	.40
Portfolio turnover rate (%)	6 **	27	17	33	44	41

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

22	|	DWS Capital Growth Fund

	Six Months Ended 3/31/19	Years Ended September 30,
Institutional Class	(Unaudited)	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$91.43	$79.95	$71.99	$72.24	$79.89	$71.11
Income (loss) from investment operations:

Net investment income (loss)[a]	.15	.19	.45	.35	.42	.31
Net realized and unrealized gain (loss)	(3.24)	18.33	13.21	7.53	3.29	13.40
Total from investment operations	(3.09)	18.52	13.66	7.88	3.71	13.71
Less distributions from:

Net investment income	(.18)	(.52)	(.36)	(.41)	(.32)	(.45)
Net realized gains	(10.97)	(6.52)	(5.34)	(7.72)	(11.04)	(4.48)
Total distributions	(11.15)	(7.04)	(5.70)	(8.13)	(11.36)	(4.93)
Net asset value, end of period	$77.19	$91.43	$79.95	$71.99	$72.24	$79.89
Total Return (%)	(1.98)**	24.75	20.40	11.42	5.05	19.98

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	62	57	213	216	197
Ratio of expenses (%)	.73 *	.71	.73	.70	.70	.71
Ratio of net investment income (loss) (%)	.39 *	.24	.63	.50	.54	.40
Portfolio turnover rate (%)	6 **	27	17	33	44	41

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Capital Growth Fund	|	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Capital Growth Fund (the “Fund”) is a diversified series of Deutsche DWS Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

24	|	DWS Capital Growth Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer; analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG as lending agent lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires

DWS Capital Growth Fund	|	25

the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2019, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2019, the Fund had no securities on loan.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2018, the aggregate cost of investments for federal income tax purposes was $848,902,642. The net unrealized appreciation for all investments based on tax cost was $778,931,846. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $779,590,783 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $658,937.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

26	|	DWS Capital Growth Fund

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended March 31, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $87,428,147 and $148,089,315, respectively.

DWS Capital Growth Fund	|	27

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.495%
Next $750 million of such net assets	.465%
Next $1.5 billion of such net assets	.445%
Next $2.5 billion of such net assets	.425%
Next $2.5 billion of such net assets	.395%
Next $2.5 billion of such net assets	.375%
Next $2.5 billion of such net assets	.355%
Over $12.5 billion of such net assets	.335%

Accordingly, for the six months ended March 31, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund’s average daily net assets.

For the period from October 1, 2018 through September 30, 2019, (through January 31, 2020 for Class R shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.14%
Class C	1.89%
Class R	1.39%
Class R6	.89%
Class S	.89%
Institutional Class	.89%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the

28	|	DWS Capital Growth Fund

Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2019, the Administration Fee was $723,022, of which $126,420 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2019
Class A	$145,461	$50,696
Class C	3,761	2,797
Class R	390	170
Class R6	153	82
Class S	199,660	71,621
Institutional Class	1,167	418
	$350,592	$125,784

In addition, for the six months ended March 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$175,148
Class C	13,429
Class R	5,281
Class S	142,004
Institutional Class	29,612
$365,474

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Service Agreement, DDI enters into related selling group agreements with various

DWS Capital Growth Fund	|	29

firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2019
Class C	$58,209	$9,622
Class R	7,025	1,226
	$65,234	$10,848

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2019	Annualized Rate
Class A	$684,319	$230,480	.23%
Class C	18,879	6,418	.24%
Class R	7,005	2,227	.25%
	$710,203	$239,125

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2019 aggregated $14,769.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2019, the CDSC for Class C shares aggregated $505. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2019, DDI received $142 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended March 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $8,736, of which $8,626 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

30	|	DWS Capital Growth Fund

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2019, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $207.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2019.

DWS Capital Growth Fund	|	31

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	127,931	$9,375,839	286,648	$23,828,016
Class C	30,626	1,863,159	65,006	4,719,488
Class R	14,143	1,040,930	16,194	1,316,240
Class R6	1,688	132,354	23,109	1,981,107
Class S	110,677	8,475,758	287,038	23,714,797
Institutional Class	33,196	2,513,407	174,409	14,333,183
		$23,401,447		$69,892,831

Shares issued to shareholders in reinvestment of distributions
Class A	1,131,168	$77,575,481	635,030	$48,827,503
Class C	37,329	2,138,227	26,590	1,767,738
Class R	7,277	488,898	6,823	518,008
Class R6	3,798	261,966	911	70,411
Class S	1,439,170	99,763,245	812,622	63,059,425
Institutional Class	102,195	7,073,970	60,455	4,685,237
		$187,301,787		$118,928,322

32	|	DWS Capital Growth Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(506,576)	$(37,160,500)	(1,039,944)	$(85,052,849)
Class C	(70,853)	(4,449,155)	(176,245)	(12,726,371)
Class R	(19,623)	(1,437,166)	(61,352)	(4,838,585)
Class R6	(2,150)	(174,945)	(11,916)	(1,024,856)
Class S	(722,989)	(53,659,729)	(1,198,488)	(99,106,780)
Institutional Class	(123,068)	(8,703,206)	(270,062)	(22,949,896)
		$(105,584,701)		$(225,699,337)

Net increase (decrease)
Class A	752,523	$49,790,820	(118,266)	$(12,397,330)
Class C	(2,898)	(447,769)	(84,649)	(6,239,145)
Class R	1,797	92,662	(38,335)	(3,004,337)
Class R6	3,336	219,375	12,104	1,026,662
Class S	826,858	54,579,274	(98,828)	(12,332,558)
Institutional Class	12,323	884,171	(35,198)	(3,931,476)
		$105,118,533		$(36,878,184)

DWS Capital Growth Fund	|	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2018 to March 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	|	DWS Capital Growth Fund

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/19	$979.10	$974.80	$977.30	$980.70	$980.30	$980.20
Expenses Paid per $1,000*	$4.69	$9.01	$6.51	$3.11	$3.46	$3.60

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/19	$1020.19	$1015.81	$1018.35	$1021.79	$1021.44	$1021.29
Expenses Paid per $1,000*	$4.78	$9.20	$6.64	$3.18	$3.53	$3.68

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS Capital Growth Fund	.95%	1.83%	1.32%	.63%	.70%	.73%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Capital Growth Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

36	|	DWS Capital Growth Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017.

DWS Capital Growth Fund	|	37

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

38	|	DWS Capital Growth Fund

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor

DWS Capital Growth Fund	|	39

identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS Capital Growth Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Capital Growth Fund	|	41

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SDGAX	SDGCX	SCGSX	SDGTX
CUSIP Number	25157M 109	25157M 307	25157M 406	25157M 760
Fund Number	498	798	2398	564

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R		Class R6
Nasdaq Symbol	SDGRX		SDGZX
CUSIP Number	25157M 851		25157M 620
Fund Number	1508		1698

42	|	DWS Capital Growth Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Capital Growth Fund	|	43

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

44	|	DWS Capital Growth Fund

Notes

Notes

Notes

DCGF-3

(R-027137-8 5/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/6/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/6/2019